Consolidated Statements of Shareholders' Equity - CAD ($) $ in Thousands	The 2026 warrants [member] Issued capital [member]	The 2026 warrants [member] Capital reserve [member]	The 2026 warrants [member] Accumulated other comprehensive income [member]	The 2026 warrants [member] Retained earnings [member]	The 2026 warrants [member]	April private placement [member] Issued capital [member]	April private placement [member] Capital reserve [member]	April private placement [member] Accumulated other comprehensive income [member]	April private placement [member] Retained earnings [member]	April private placement [member]	October private placement [member] Issued capital [member]	October private placement [member] Capital reserve [member]	October private placement [member] Accumulated other comprehensive income [member]	October private placement [member] Retained earnings [member]	October private placement [member]	Pre-funded warrants [member] Issued capital [member]	Pre-funded warrants [member] Capital reserve [member]	Pre-funded warrants [member] Accumulated other comprehensive income [member]	Pre-funded warrants [member] Retained earnings [member]	Pre-funded warrants [member]	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2022																					8,796,494
Balance at Dec. 31, 2022																					$ 288,871	$ 17,892	$ 525	$ (180,779)	$ 126,509
Statement Line Items [Line Items]
Other comprehensive earnings for the period																					0	0	(2,082)	0	(2,082)
Net loss for the period																					0	0	0	(64,666)	(64,666)
Share-based payment expense																					0	1,226	0	0	1,226
Directors’ fees paid in deferred share units																					0	595	0	0	595
Private placement																					$ (284)	0	0	0	(284)
Proceeds from issuance of shares, net of transaction costs (Note 16) (in shares)																					4,886,364
Proceeds from issuance of shares, net of transaction costs (Note 16)																					$ 14,077	5,883	0	0	19,960
Exercise of share based payment arrangement (Note 13) (in shares)																					763
Exercise of share based payment arrangement (Note 13)																					$ 17	(17)	0	0	0
Settlement of interest on 2028 Notes (Notes 11 and 17) (in shares)																					165,200
Settlement of interest on 2028 Notes (Notes 11 and 17)																					$ 795	0	0	0	795
Settlement transaction costs on 2028 Notes (in shares)																					19,375
Settlement transaction costs on 2028 Notes																					$ 240	0	0	0	240
Convertible notes conversion (in shares)																					92,136
Convertible notes conversion																					$ 998	0	0	0	998
Settlement of easement (in shares)																					2,500
Settlement of easement																					$ 7	0	0	0	7
Balance (in shares) at Dec. 31, 2023																					13,962,832
Balance at Dec. 31, 2023																					$ 304,721	25,579	(1,557)	(245,445)	83,298
Statement Line Items [Line Items]
Other comprehensive earnings for the period																					0	0	6,196	0	6,196
Net loss for the period																					0	0	0	(29,447)	(29,447)
Share-based payment expense																					0	1,739	0	0	1,739
Directors’ fees paid in deferred share units																					$ 0	29	0	0	29
Proceeds from issuance of shares, net of transaction costs (Note 16) (in shares)																					443,225
Proceeds from issuance of shares, net of transaction costs (Note 16)																					$ 1,221	0	0	0	1,221
Warrants issued in connection with 2027 Notes, net of transaction costs (Note 17)																					$ 0	605	0	0	605
Performance based incentive payment (Note 17) (in shares)																					41,314
Performance based incentive payment (Note 17)																					$ 134	0	0	0	134
Exercise of share based payment arrangement (Note 13) (in shares)																					151,066
Exercise of share based payment arrangement (Note 13)																					$ 1,104	(1,104)	0	0	0
Settlement of interest on 2028 Notes (Notes 11 and 17) (in shares)																					210,760
Settlement of interest on 2028 Notes (Notes 11 and 17)																					$ 543	0	0	0	543
Balance (in shares) at Dec. 31, 2024																					14,809,197
Balance at Dec. 31, 2024																					$ 307,723	26,848	4,639	(274,892)	64,318
Statement Line Items [Line Items]
Other comprehensive earnings for the period																					0	0	(3,141)	0	(3,141)
Net loss for the period																					0	0	0	(133,465)	(133,465)
Share-based payment expense																					0	1,453	0	0	1,453
Directors’ fees paid in deferred share units																					$ 0	254	0	0	254
Exercise of warrants (in shares)	2,481,786															5,330,000
Exercise of warrants	$ 13,925	$ 0	$ 0	$ 0	$ 13,925											$ 7,302	$ 0	$ 0	$ 0	$ 7,302
Exercise of broker warrants, restricted share units and stock options (Note 16) (in shares)																					107,860
Exercise of broker warrants, restricted share units and stock options (Note 16)																					$ 287	(125)			162
Private placement (in shares)						3,125,000					46,000,000
Private placement						$ 3,421	$ 109	$ 0	$ 0	$ 3,530	$ 24,642	$ 4,604	$ 0	$ 0	$ 29,246
Shares issued on settlement of 2028 and 2027 Notes (Note 11) (in shares)																					27,128,396
Shares issued on settlement of 2028 and 2027 Notes (Note 11)																					$ 62,666	0	0	0	62,666
Balance (in shares) at Dec. 31, 2025																					98,982,239
Balance at Dec. 31, 2025																					$ 419,966	$ 33,143	$ 1,498	$ (408,357)	$ 46,250